                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            12/31/2004
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Check here if Amendment [   ]; Amendment Number:
                                                   --------
This Amendment (Check only one.):   [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Munder Capital Management
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Address:      480 Pierce Street
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              Birmingham, MI 48009
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Form 13F File Number:    28-1874
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mary Ann C. Shumaker
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Title:     Associate General Counsel
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Phone:     248-647-9200
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Signature, Place, and Date of Signing:

/s/ Mary Ann Shumaker   Birmingham, MI                          02/11/2005
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[Signature]                         [City, State]               [Date]

Report Type (Check only one.):
 [X]       13F HOLDINGS REPORT.  Check here if all holdings of this reporting manager are reported in this report.

 [ ]       13F NOTICE.   Check here if no holdings reported are in this report,
            and all holdings are reported by other reporting manager(s).

 [ ] 13F COMBINATION REPORT. Check here if a portion of the holdings for this reporting manager in this report and a portion are reported by other reporting manager(s).

                                   FORM 13F
                                 SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            2
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Form 13F Information Table Entry Total:
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Form 13F Information Table Value Total:
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List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state 'None' and omit the column headings and list entries.]

         No.         Form 13F File Number       Name

         01          28-412                     Comerica Bank
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         02                                      Framlington Overseas Investment
                                                 Management Limited
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                                                        MUNDER CAPITAL MANAGEMENT
                                                            FORM 13F 12/31/2004

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            ITEM 1               ITEM 2 ITEM 3     ITEM4             ITEM 5        ITEM 6    ITEM 7           ITEM 8
                                 TITLE             FAIR      SHARES OR
                                  OF               MARKET    PRINCIPAL  SH/  PUT/ INVESTMENT  OTHER
         NAME OF ISSUER          CLASS  CUSIP      VALUE        AMOUNT  PRN  CALL DISCRETION MANAGERS     VOTING AUTHORITY
                                                  (x $1000)                                              Sole    Shared   None

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